RESTRUCTURING AND OTHER COST REDUCTION INITIATIVES (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Oct. 31, 2020 USD ($) showroom position	Dec. 31, 2020 USD ($) position
Restructuring Cost and Reserve [Line Items]
Proceeds from sales of property and equipment	$ 12.2
Gain on disposal of property, plant and equipment	1.2
Number of positions eliminated | position			70
Number of showrooms closed | showroom		5
Restructuring charges			$ 28.5
Restructuring cost expected			36.7
Restructuring payments anticipated			31.2
Restructuring cost, expected to be paid in subsequent year			6.0
Operating Expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges			27.1
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1.4
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges			7.4
Historic Office Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges			20.3
Lifestyle (historical)
Restructuring Cost and Reserve [Line Items]
Restructuring charges			0.8
Non-production Related
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position		500
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 7.6
Showroom Closures
Restructuring Cost and Reserve [Line Items]
Restructuring charges		5.0
Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 2.6
Abandoned Equipment and Inventory Write-downs | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 1.4
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Consideration for sale of assets	$ 12.9